OLD MUTUAL ADVISOR FUNDS

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Old Mutual Analytic VA Defensive Equity Portfolio

Old Mutual Analytic VA Global Defensive Equity Portfolio

Supplement dated October 24, 2007

to Initial Class Prospectus, dated April 23, 2007

This Supplement updates certain information contained in the currently effective Initial Class Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The Portfolio Managers

The section of the Prospectus entitled “The Advisor and Sub-Advisors – The Portfolio Managers – Analytic Investors, Inc.” is amended by replacing the section in its entirety with the following:

Name (Role on Team)		Five Years’ Experience
Analytic Investors, Inc.
Asset Allocation Portfolios, Analytic Portfolio and Analytic Global Portfolio	Harindra de Silva, Ph.D., CFA (Co-Manager)	President and Portfolio Manager, Analytic.
Asset Allocation Portfolios, Analytic Portfolio and Analytic Global Portfolio	Gregory McMurran (Co-Manager)	Chief Investment Officer and Portfolio Manager, Analytic.
Asset Allocation Portfolios, Analytic Portfolio and Analytic Global Portfolio	Dennis M. Bein, CFA (Co-Manager)	Portfolio Manager, Analytic.
Asset Allocation Portfolios and Analytic Portfolio	Steven Sapra, CFA (Co-Manager)	Portfolio Manager, Analytic.
Analytic Portfolio and Analytic Global Portfolio	Robert Murdock, Ph.D., CFA (Co-Manager)	Portfolio Manager, Analytic.
Analytic Portfolio and Analytic Global Portfolio	Scott Barker, CFA (Co-Manager)	Portfolio Manager, Analytic.
Analytic Global Portfolio	David Krider (Co-Manager)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., from 1996 to 2005.

Distributor: Old Mutual Investment Partners

R-07-175 10/2007

OLD MUTUAL ADVISOR FUNDS

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Old Mutual Analytic VA Defensive Equity Portfolio

Old Mutual Analytic VA Global Defensive Equity Portfolio

Supplement dated October 24, 2007

to Service Class Prospectus, dated April 23, 2007

This Supplement updates certain information contained in the currently effective Service Class Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The Portfolio Managers

The section of the Prospectus entitled “The Advisor and Sub-Advisors – The Portfolio Managers – Analytic Investors, Inc.” is amended by replacing the section in its entirety with the following:

Name (Role on Team)		Five Years’ Experience
Analytic Investors, Inc.
Asset Allocation Portfolios, Analytic Portfolio and Analytic Global Portfolio	Harindra de Silva, Ph.D., CFA (Co-Manager)	President and Portfolio Manager, Analytic.
Asset Allocation Portfolios, Analytic Portfolio and Analytic Global Portfolio	Gregory McMurran (Co-Manager)	Chief Investment Officer and Portfolio Manager, Analytic.
Asset Allocation Portfolios, Analytic Portfolio and Analytic Global Portfolio	Dennis M. Bein, CFA (Co-Manager)	Portfolio Manager, Analytic.
Asset Allocation Portfolios and Analytic Portfolio	Steven Sapra, CFA (Co-Manager)	Portfolio Manager, Analytic.
Analytic Portfolio and Analytic Global Portfolio	Robert Murdock, Ph.D., CFA (Co-Manager)	Portfolio Manager, Analytic.
Analytic Portfolio and Analytic Global Portfolio	Scott Barker, CFA (Co-Manager)	Portfolio Manager, Analytic.
Analytic Global Portfolio	David Krider (Co-Manager)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., from 1996 to 2005.

Distributor: Old Mutual Investment Partners

R-07-176 10/2007